[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]


October 1, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Jackson National Separate Account - I (Defined Strategies) File Nos: 033-82080 and 811-08664

Dear Commissioners:

We are making this filing for the above registrant and offering of securities, in connection with the most recent post-effective amendment, pursuant to Rule 497(c) under the Securities Act of 1933. This filing is the second of two supplements for the offering of securities.

If you have any questions, please contact me at (517) 367-3835.

Respectfully,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                    TO THE PROSPECTUS DATED APRIL 6, 2009 FOR

                              DEFINED STRATEGIESSM

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER APRIL 6, 2009. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE. TO OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS, PLEASE CONTACT US AT OUR ANNUITY SERVICE CENTER, P.O. BOX 30314, LANSING, MICHIGAN, 48909-7814; 1-800-873-5654; WWW.JACKSON.COM.

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EXPLANATION:

     The purpose of this supplement is to notify you that, effective September 28, 2009, we are offering two new For Life Guaranteed Minimum Withdrawal Benefits named "LifeGuard Freedom 6 GMWB" and "LifeGuard Freedom 6 GMWB with Joint Option", respectively. These optional benefits are replacing our existing "LifeGuard Freedom GMWB" and "LifeGuard Freedom GMWB With Joint Option" optional benefits, both of which will no longer be offered effective September 28, 2009. Also effective September 28, 2009, we are no longer offering conversions to these latter two benefits.

     In addition, this supplement explains changes to the "LifeGuard Select" and "LifeGuard Select With Joint Option" For Life Guaranteed Minimum Withdrawal Benefits, which include an increase in the charge for both of these benefits and the potential for an additional increase in charge when there is a step-up on or after the fifth Contract Anniversary. However, we have also added the potential of a "400% Guaranteed Withdrawal Balance
     Adjustment" to each of those benefits. If you purchased your annuity Contract and added the "LifeGuard Select" and "LifeGuard Select With Joint Option" endorsements before September 28, 2009, your existing version of either one of the benefits does not change.

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*    Under  FEES AND  EXPENSES  TABLES,  with the fee table  entitled  "Periodic
     Expenses," please note that the LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are no longer offered as of September 28, 2009. These guaranteed minimum withdrawal benefits are being replaced by LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option, respectively:


      ------------------------------------------------------------------------------------------------------------------ ---------
      -----------------------------------------------------------------------------------------------------------------
                              BENEFIT BASED CHARGES
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom 6SM GMWB") *                   1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom 6 GMWB With Joint        1.86%
         Option") **
      ------------------------------------------------------------------------------------------------------------------ ---------

* 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
     ------------------------------------------------------------------------
     --------------------- ------------------------ -------------------------
                                   Maximum                  Current
     --------------------- ------------------------ -------------------------
     --------------------- ------------ ----------- ------------- -----------
     Ages     45 - 80      1.50%/4      1.50%/12    0.95%/4       0.96%/12
     --------------------- ------------ ----------- ------------- -----------
     --------------------- --------------------------------------------------
     Charge Basis                                 GWB
     --------------------- --------------------------------------------------
     --------------------- ------------ ----------- ------------- -----------
     Charge Frequency      Quarterly    Monthly     Quarterly     Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 3 of this supplement. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 7 of this supplement.

** For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
     ------------------------------------------------------------------------
     --------------------- ------------------------ -------------------------
                                   Maximum                  Current
     --------------------- ------------------------ -------------------------
     --------------------- ------------ ----------- ------------ ------------
     Ages    45 - 80         1.85%/4     1.86%/12     1.25%/4     1.26%/12
     --------------------- ------------ ----------- ------------ ------------
     --------------------- --------------------------------------------------
     Charge Basis                                 GWB
     --------------------- --------------------------------------------------
     --------------------- ------------ ----------- ------------ ------------
     Charge Frequency       Quarterly    Monthly     Quarterly     Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 4 of this supplement. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 16 of this supplement.

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* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please note that the maximum annual charges for LifeGuard Select and LifeGuard Select with Joint Option are increasing to 1.50% and 1.86%, respectively, if purchased on or after September 28, 2009. If you purchased either the LifeGuard Select or LifeGuard Select With Joint Option
     endorsement on your Contract before September 28, 2009, your existing version of either endorsement does not change; otherwise, the new maximum annual charges will apply. Please replace the listing of those benefits and corresponding footnotes under the fee table in the prospectus with the following.


      ------------------------------------------------------------------------------------------------------------------ ---------
      -----------------------------------------------------------------------------------------------------------------
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge        1.50%
        ("LifeGuard SelectSM") (15)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual         1.86%
         Charge ("LifeGuard Select With Joint Option") (16)
      ------------------------------------------------------------------------------------------------------------------ ---------


(15) 1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON State, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

   FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL
                                    STEP-UP
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------------------------------ -------------------------
Annual Charge                          Maximum                    Current
------------------------------ -------------------------
------------------------------ ----------- ------------- ------------ ----------
For endorsements purchased ON   1.50%/4      1.50%/12      0.85%/4      0.87%/12
OR AFTER SEPTEMBER 28, 2009
------------------------------ ----------- ------------- ------------ ----------
------------------------------ ----------- ------------- ------------ ----------
For endorsements purchased      1.20%/4      1.20%/12      0.65%/4      0.66%/12
BEFORE SEPTEMBER 28, 2009
------------------------------ ----------- ------------- ------------ ----------
------------------------------ -------------------------------------------------
Charge Basis                                           GWB
------------------------------ -----------------------------------------------
------------------------------ ----------- ------------- ------------ --------
Charge Frequency               Quarterly     Monthly      Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract BEFORE SEPTEMBER 28, 2009), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 22. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 93. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16) For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

             JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL
                     BALANCE ADJUSTMENT AND ANNUAL STEP-UP
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------------------------------ ------------------------ ------------------------
Annual Charge                          Maximum                   Current
------------------------------ ------------------------ ------------------------
------------------------------ ----------- ------------ ------------- ----------
For endorsements purchased ON   1.85%/4     1.86%/12      1.05%/4       1.05%/12
OR AFTER SEPTEMBER 28, 2009
------------------------------ ----------- ------------ ------------- ----------
------------------------------ ----------- ------------ ------------- ----------
For endorsements purchased      1.50%/4     1.50%/12      0.80%/4       0.81%/12
BEFORE SEPTEMBER 28, 2009
------------------------------ ----------- ------------ ------------- ----------
------------------------------ -------------------------------------------------
Charge Basis                                           GWB
------------------------------ -------------------------------------------------
------------------------------ ----------- ------------ ------------- ----------
Charge Frequency               Quarterly     Monthly     Quarterly      Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract BEFORE SEPTEMBER 28, 2009), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 23. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 104. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

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* Under THE GUARANTEED FIXED ACCOUNTS AND GMWB FIXED ACCOUNT, please replace the first paragraph with the following.

     Contract Value allocated to a guaranteed fixed account and/or the GMWB Fixed Account will be placed with other assets in Jackson's General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum withdrawal benefits. The guaranteed fixed accounts and the GMWB Fixed Account are not registered with the SEC and the SEC does not review the information we provide to you about them. Disclosures regarding the guaranteed fixed accounts and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed accounts and the GMWB Fixed Account.

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* Under CONTRACT CHARGES, after the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option ") Charge," please insert the following two new subsections:

     FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 7 of this supplement.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

     You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 13 of this supplement. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 7 of this supplement. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 30 of the prospectus for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

     JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 16 of this supplement.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

     You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal
     Benefit With Bonus And Annual Step-Up" beginning on page 23 of this supplement. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 16 of this supplement. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 30 of the prospectus for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

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* Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select") Charge, please replace the entire first paragraph and corresponding table with the following.

     FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 93.

Annual Charge                        Maximum                    Current
--------------------------- -------------------------- -------------------------
--------------------------- ------------- ------------ ------------- -----------
For endorsements purchased   1.50% / 4    1.50% / 12    0.85% / 4     0.87% / 12
ON OR AFTER SEPTEMBER 28,
2009
--------------------------- ------------- ------------ ------------- -----------
--------------------------- ------------- ------------ ------------- -----------
For endorsements purchased   1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
BEFORE SEPTEMBER 28, 2009
--------------------------- ------------- ------------ ------------- -----------
--------------------------- ----------------------------------------------------
Charge Basis                                         GWB
--------------------------- ----------------------------------------------------
--------------------------- ------------- ------------ ------------- -----------
Charge Frequency             Quarterly      Monthly     Quarterly      Monthly

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* Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select") Charge, please replace the third paragraph after the table with the following.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract BEFORE SEPTEMBER 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT, IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT ON OR AFTER SEPTEMBER 28, 2009, ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract ON OR AFTER SEPTEMBER 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

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* Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option") Charge, please replace the entire first paragraph and corresponding table with the following.

     JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 104.

Annual Charge                          Maximum                   Current
------------------------------- ----------------------- ------------------------
------------------------------- ----------- ----------- ------------ -----------
For  endorsements purchased ON  1.85% / 4    1.86% / 12  1.05% / 4    1.05% / 12
OR AFTER SEPTEMBER 28, 2009
------------------------------- ----------- ----------- ------------ -----------
------------------------------- ----------- ----------- ------------ -----------
For  endorsements purchased     1.50% / 4    1.50% / 12  0.80% / 4    0.81% / 12
BEFORE SEPTEMBER 28, 2009
------------------------------- ----------- ----------- ------------ -----------
------------------------------- ------------------------------------------------
Charge Basis                                         GWB
------------------------------- ------------------------------------------------
------------------------------- ----------- ----------- ------------ -----------
Charge Frequency                Quarterly     Monthly    Quarterly     Monthly

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* Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option") Charge, please replace the third paragraph after the table with the following.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract BEFORE SEPTEMBER 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. PLEASE BE AWARE THAT, IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT ON OR AFTER SEPTEMBER 28, 2009, ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract ON OR AFTER SEPTEMBER 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Guaranteed Minimum Withdrawal Benefit Important Special Considerations," please add the following paragraph as the last paragraph in the subsection.

     Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.


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* Under ACCESS TO YOUR MONEY, after the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("Lifeguard Freedom GMWB With Joint Option"), please insert the following two new subsections:

     FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB"). The following description of this GMWB is supplemented by the examples in Appendix C, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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     Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

     PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

     WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                       Ages             GAWA Percentage
                ------------------- ------------------------
                ------------------- ------------------------
                     45 - 64                  4%
                     65 - 74                  5%
                     75 - 80                  6%
                       81+                    7%

     Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See "Contract Value is Zero" below for more information.

     For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; Or

          *    Zero.

     The GAWA:

          *    Is unchanged while the For Life Guarantee is in effect; Otherwise

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

---- -- ----------------------------------------------------------

     The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

     Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). IN RECALCULATING THE GWB, THE GWB COULD BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT. THE GAWA IS ALSO LIKELY TO BE REDUCED. THEREFORE, PLEASE NOTE THAT WITHDRAWING MORE THAN THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, IN A CONTRACT YEAR MAY HAVE A SIGNIFICANTLY NEGATIVE IMPACT ON THE VALUE OF THIS BENEFIT.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

               o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

               o    The GWB after the withdrawal.

-- --- ------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 120.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. We monitor for whether your requested RMD exceeds the standardized calculation for your contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. For information regarding the standardized calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 4, 5, and 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

     Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this 200% GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

          * The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.

--- -- --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed. In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, Or

          *    The GAWA prior to Step-Up.

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PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; Or

          *    Zero.

     The GAWA:

          *    Is  unchanged  so long as the For Life  Guarantee  is in  effect;
               Otherwise

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- -- --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          *    The GWB adjustment provision is void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract without this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 120.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 29 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
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     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 6% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM 6 GMWB WITH JOINT OPTION"). The description of this GMWB is supplemented by the examples in Appendix C, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE  CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                         Ages                GAWA Percentage
               ------------------------- ------------------------
               ------------------------- ------------------------
                       45 - 64                     4%
                       65 - 74                     5%
                       75 - 80                     6%
                         81+                       7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See "Contract Value is Zero" below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; Or

     *    Zero.

     The GAWA:

     *    Is unchanged while the For Life Guarantee is in effect; Otherwise

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.

---- -- ------------------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). IN RECALCULATING THE GWB, THE GWB COULD BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT. THE GAWA IS ALSO LIKELY TO BE REDUCED. THEREFORE, PLEASE NOTE THAT WITHDRAWING MORE THAN THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, IN A CONTRACT YEAR MAY HAVE A SIGNIFICANTLY NEGATIVE IMPACT ON THE VALUE OF THIS BENEFIT.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

          o    The GWB after the withdrawal.

---- -- ------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 120

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. We monitor for whether your requested RMD exceeds the standardized calculation for your contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. For information regarding the standardized calculation for your contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 4, 5, and 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this 200% GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

     * The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.

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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a "Step-Up").

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, Or

     *    The GAWA prior to Step-Up.

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PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 16 of this supplement regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; Or

     *    Zero.

     The GAWA:

     *    Is unchanged so long as the For Life Guarantee is in effect; Otherwise

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- -- --------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

* Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

     * If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 120.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 29 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
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     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 6% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select"), please replace the part entitled "Guaranteed Withdrawal Balance Adjustment" with the following. If you purchased the LifeGuard Select endorsement on your Contract before September 28, 2009, your existing version of the endorsement does not change.

200 % GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. (If this GMWB was added to your Contract BEFORE SEPTEMBER 28, 2009, this endorsement provision was referred to as the "Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this 200% GWB adjustment provision.)

400 % GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER SEPTEMBER 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: IF YOU PURCHASE THIS GMWB WHEN YOU ARE 76 YEARS OLD OR OLDER, YOU WILL BE INELIGIBLE FOR THE 400% GWB ADJUSTMENT. SINCE THE GWB ADJUSTMENT DATE IS THE 20TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS ENDORSEMENT, AND SINCE THE LATEST INCOME DATE (ON WHICH ALL BENEFITS UNDER THIS GMWB TERMINATE) FOR THIS ANNUITY CONTRACT IS THE DATE ON WHICH THE OWNER ATTAINS AGE 95, THE 400% GWB ADJUSTMENT WILL BE OF NO BENEFIT TO YOU UNLESS YOU ARE 75 YEARS OLD OR YOUNGER WHEN YOU PURCHASE THIS GMWB.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select"), in the part entitled "Step-Up", please replace the second-to-last paragraph with the following. If you purchased the LifeGuard Select endorsement on your Contract before September 28, 2009, your existing version of the endorsement does not change.

     UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE SEPTEMBER 28, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50% (1.20% IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE SEPTEMBER 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT, IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT ON OR AFTER SEPTEMBER 28, 2009, ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract ON OR AFTER SEPTEMBER 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option"), please replace the part entitled "Guaranteed Withdrawal Balance Adjustment" with the following. If you purchased the LifeGuard Select With Joint Option endorsement on your Contract before September 28, 2009, your existing version of the endorsement does not change.

     200% GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. (If this GMWB was added to your Contract BEFORE SEPTEMBER 28, 2009, this endorsement provision was referred to as the "Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

     The 200% GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

     The 200% GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this 200% GWB adjustment provision.)

     400 % GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER SEPTEMBER 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

     The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of a GWB adjustment provision.)

     PLEASE NOTE: IF EITHER COVERED LIFE IS 76 YEARS OLD OR OLDER WHEN THIS GMWB IS PURCHASED, THE 400% GWB ADJUSTMENT WILL BE OF NO BENEFIT. SINCE THE GWB ADJUSTMENT DATE IS THE 20TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS ENDORSEMENT, AND SINCE THE LATEST INCOME DATE (ON WHICH ALL BENEFITS UNDER THIS GMWB TERMINATE) FOR THIS ANNUITY CONTRACT IS THE DATE ON WHICH THE OWNER OR EITHER JOINT OWNER (OLDEST COVERED LIFE) ATTAINS AGE 95, THE 400% GWB ADJUSTMENT WILL BE OF NO BENEFIT TO YOU UNLESS YOU ARE 75 YEARS OLD OR YOUNGER WHEN YOU PURCHASE THIS GMWB.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option"), in the part entitled "Step-Up", please replace the second-to-last paragraph with the following. If you purchased the LifeGuard Select With Joint Option endorsement on your Contract before September 28, 2009, your existing version of the endorsement does not change.

     UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE SEPTEMBER 28, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86% (1.50% IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE SEPTEMBER 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. PLEASE BE AWARE THAT, IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT ON OR AFTER SEPTEMBER 28, 2009, ELECTION TO DISCONTINUE THE AUTOMATIC STEP-UPS WILL ALSO DISCONTINUE THE APPLICATION OF THE GWB BONUS. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the "Bonus" subsection below for more information.) Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract ON OR AFTER SEPTEMBER 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

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*    Under APPENDIX A, please insert the following:

     THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

     ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT
     INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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* Under APPENDIX C, in Example 1, in the part entitled "Notes," please replace the third bullet with the following two bullets.

     * If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.

     * If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.

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* Under APPENDIX C, in Example 3, in the part entitled "Notes," please replace the third bullet with the following.

     * If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:

          - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment. The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

          - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment. The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

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* Under APPENDIX C, please replace Example 11 in its entirety with the following.

EXAMPLE  11:  UPON  APPLICATION  OF  THE  200%  GUARANTEED   WITHDRAWAL  BALANCE
ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A 200% GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT OR A 400% GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION. IF YOUR ENDORSEMENT CONTAINS A 400% GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION, THE EXAMPLES BELOW STILL APPLY, GIVEN THAT YOU REPLACE THE 200% IN EACH OF THE CALCULATIONS WITH 400%)

|X| Example 11a: If on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

     * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

|X| Example 11b: If on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

     * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

|X|  Notes:

     * The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).

     * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

     * No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.

     * If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

     * If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.


(TO BE USED WITH VC3652 04/09)                                     JMV4010 09/09